Loans and Advances to Customers - Summary of Movement in Impairment Loss Allowances (Parenthetical) (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of impairment loss recognised or reversed [abstract]
Mortgage write-offs of financial assets	£ 8	£ 11